Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of deferred tax
Net deferred tax assets	£ 24,927	£ 17,607	£ (3,304)
UK
Analysis of deferred tax
Net deferred tax assets	£ 24,927	£ 17,607	£ (3,304)